Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	General Partner [Member]	Common Unitholders [Member]	Treasury Units [Member]	Preferred Partner [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 15,436	$ 755,372	$ 0	$ 110,506	$ 881,314
Distributions declared and paid (distributions of $ 1.26, $ 0,90 and $0.40 per common unit in 2019, 2020 and 2021, respectively and $0.42 per preferred unit in 2019)	(440)	(22,904)	0	(5,427)	(28,771)
Partnership’s net income	(2,339)	(122,768)	0	2,652	(122,455)
Deemed dividend to preferred unit holders’ (Note 15)	(171)	(8,948)	0	9,119	0
Distribution of Diamond S Shipping Inc. stock to Partnership’s unitholders (Note 1)	(3,914)	(203,494)	0	0	(207,408)
Redemption of Class B Convertible Preferred Units (Note 1)	0	0	0	(116,850)	(116,850)
Equity compensation expense (Note 14)	0	907	0	0	907
Ending balance, value at Dec. 31, 2019	8,572	398,165	0	0	406,737
Distributions declared and paid (distributions of $ 1.26, $ 0,90 and $0.40 per common unit in 2019, 2020 and 2021, respectively and $0.42 per preferred unit in 2019)	(314)	(16,761)	0	0	(17,075)
Partnership’s net income	558	29,809	0	0	30,367
Equity compensation expense (Note 14)	0	2,049	0	0	2,049
Ending balance, value at Dec. 31, 2020	8,816	413,262	0	0	422,078
Distributions declared and paid (distributions of $ 1.26, $ 0,90 and $0.40 per common unit in 2019, 2020 and 2021, respectively and $0.42 per preferred unit in 2019)	(140)	(7,473)	0	0	(7,613)
Partnership’s net income	1,790	96,388	0	0	98,178
Equity compensation expense (Note 14)	0	2,043	0	0	2,043
Issuance of common units in connection with the acquisition of vessel owning companies (Notes 5, 13)	0	15,277	0	0	15,277
Repurchase of common units (Note 13)	0	0	(4,499)	0	(4,499)
Ending balance, value at Dec. 31, 2021	$ 10,466	$ 519,497	$ (4,499)	$ 0	$ 525,464